Vanguard Institutional Target Retirement 2040 Fund

Schedule of Investments (unaudited)
As of December 31, 2019

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Fund (49.8%)
Vanguard Total Stock Market Index Fund Institutional Shares	169,502,743	13,509,369

International Stock Fund (33.1%)
Vanguard Total International Stock Index Fund Investor Shares	503,861,859	8,998,973

U.S. Bond Fund (12.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	295,083,914	3,248,874

International Bond Fund (5.1%)
Vanguard Total International Bond Index Fund Admiral Shares	61,450,596	1,390,012
Total Investment Companies (Cost $22,224,896)		27,147,228
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 1.816% (Cost $14,689)	146,875	14,689
Total Investments (100.1%) (Cost $22,239,585)		27,161,917
Other Assets and Liabilities-Net (-0.1%)		(30,640)
Net Assets (100%)		27,131,277

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

At December 31, 2019, 100% of the market value of the fund's investments was determined based on
Level 1 inputs.

Institutional Target Retirement 2040 Fund

C. Transactions during the period in affiliated underlying Vanguard funds were as follows:

					Current Period Transactions
			Proceeds	Realized
	Sept. 30, 2019		from	Net	Change in		Capital Gain	Dec. 31, 2019
	Market	Purchases	Securities	Gain	Unrealized		Distributions	Market
	Value	at Cost	Sold	(Loss)	App.(Dep.)	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)	($000)	($000)
Vanguard Market
Liquidity Fund	13,655	NA1	NA1	—	—	29	—	14,689
Vanguard Total Bond
Market II Index Fund	2,957,662	563,562	254,777	880	(18,453)	19,713	—	3,248,874
Vanguard Total
International Bond
Index Fund	1,236,906	233,783	32,358	416	(48,735)	32,274	—	1,390,012
Vanguard Total
International Stock
Index Fund	8,332,505	302,729	272,691	(21,513)	657,943	97,929	—	8,998,973
Vanguard Total Stock
Market Index Fund	12,545,147	303,441	371,355	4,909	1,027,227	72,426	—	13,509,369
Total	25,085,875	1,403,515	931,181	(15,308)	1,617,982	222,371	—	27,161,917

1 Not applicable—purchases and sales are for temporary cash investment purposes.